Document and Entity Information	Dec. 20, 2016
Prospectus:
Document Type	497
Document Period End Date	Dec. 20, 2016
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Dec. 20, 2016
Document Effective Date	Dec. 20, 2016
Prospectus Date	Dec. 20, 2016
Insight Investment Grade Bond Fund | Institutional
Prospectus:
Trading Symbol	CWBIX
Insight Investment Grade Bond Fund | Class A
Prospectus:
Trading Symbol	CWBNX
Insight Investment Grade Bond Fund | Class C
Prospectus:
Trading Symbol	CIGTX